Accrued Expenses and Other Payables (Tables)	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Professional fees	$855,863	$802,200	$102,295
Salaries and employee benefits	283,850	-	-
Other payables	6,890,000	15,785,500	2,012,943
Total	$8,029,713	$16,587,700	$2,115,238